Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	85,850.77
Total Transaction Valuation	621,656,525
Total Offset Amount	85,850.77
Net Fee	$ 0